N-2 - USD ($)				6 Months Ended		12 Months Ended
		Jun. 30, 2023		Jun. 30, 2023		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cover [Abstract]
Entity Central Index Key				0001140410
Amendment Flag				false
Document Type				N-CSRS
Entity Registrant Name				PIMCO New York Municipal Income Fund
Financial Highlights [Abstract]
Senior Securities [Table Text Block]

	ARPS				RVMTP (5)
Selected Per Share Data for the Year Ended^:	Total Amount Outstanding	Asset Coverage per Preferred Share (1)	Involuntary Liquidating Preference per Preferred Share (2)	Average Market Value per ARPS (3)	Total Amount Outstanding	Asset Coverage per Preferred Share (1)	Involuntary Liquidating Preference per Preferred Share (2)	Average Market Value per RVMTP (4)

PIMCO Municipal Income Fund
1/1/2023 - 6/30/2023+	$166,700,000	$59,490	$25,000	N/A	$18,200,000	$237,960	$100,000	N/A
12/31/2022	166,700,000	58,598	25,000	N/A	18,200,000	234,390	100,000	N/A
12/31/2021	166,700,000	70,665	25,000	N/A	23,300,000	282,660	100,000	N/A
12/31/2020	166,700,000	70,133	25,000	N/A	23,300,000	280,530	100,000	N/A
12/31/2019	166,700,000	70,395	25,000	N/A	23,300,000	281,580	100,000	N/A
12/31/2018	166,700,000	66,868	25,000	N/A	23,300,000	267,440	100,000	N/A

PIMCO Municipal Income Fund II
1/1/2023 - 6/30/2023+	$298,275,000	$65,475	$25,000	N/A	$68,700,000	$261,900	$100,000	N/A
12/31/2022	298,275,000	64,345	25,000	N/A	68,700,000	257,380	100,000	N/A
12/31/2021	298,275,000	78,363	25,000	N/A	68,700,000	313,450	100,000	N/A
12/31/2020	298,275,000	78,293	25,000	N/A	68,700,000	313,170	100,000	N/A
12/31/2019	298,275,000	78,308	25,000	N/A	68,700,000	313,230	100,000	N/A
12/31/2018	298,275,000	74,285	25,000	N/A	68,700,000	297,110	100,000	N/A

PIMCO Municipal Income Fund III
1/1/2023 - 6/30/2023+	$154,700,000	$61,388	$25,000	N/A	$34,300,000	$245,550	$100,000	N/A
12/31/2022	154,700,000	60,383	25,000	N/A	34,300,000	241,530	100,000	N/A
12/31/2021	154,700,000	75,200	25,000	N/A	34,300,000	300,800	100,000	N/A
12/31/2020	154,700,000	74,833	25,000	N/A	34,300,000	299,330	100,000	N/A
12/31/2019	154,700,000	74,565	25,000	N/A	34,300,000	298,260	100,000	N/A
12/31/2018	154,700,000	70,693	25,000	N/A	34,300,000	282,740	100,000	N/A

PIMCO California Municipal Income Fund
1/1/2023 - 6/30/2023+	$120,625,000	$59,108	$25,000	N/A	$24,400,000	$236,430	$100,000	N/A
12/31/2022	120,625,000	58,655	25,000	N/A	24,400,000	234,620	100,000	N/A
12/31/2021	120,625,000	69,408	25,000	N/A	29,300,000	277,630	100,000	N/A
12/31/2020	120,625,000	69,948	25,000	N/A	29,300,000	279,790	100,000	N/A
12/31/2019	120,625,000	69,580	25,000	N/A	29,300,000	278,320	100,000	N/A
12/31/2018	120,625,000	66,725	25,000	N/A	29,300,000	266,870	100,000	N/A

PIMCO California Municipal Income Fund II
1/1/2023 - 6/30/2023+	$128,675,000	$59,153	$25,000	N/A	$27,500,000	$236,610	$100,000	N/A
12/31/2022	128,675,000	58,680	25,000	N/A	27,500,000	234,720	100,000	N/A
12/31/2021	128,675,000	69,970	25,000	N/A	34,300,000	279,880	100,000	N/A
12/31/2020	128,675,000	70,035	25,000	N/A	34,300,000	280,140	100,000	N/A
12/31/2019	128,675,000	69,188	25,000	N/A	34,300,000	276,750	100,000	N/A
12/31/2018	128,675,000	65,675	25,000	N/A	34,300,000	262,670	100,000	N/A

PIMCO California Municipal Income Fund III
1/1/2023 - 6/30/2023+	$97,875,000	$59,810	$25,000	N/A	$27,100,000	$239,240	$100,000	N/A
12/31/2022	97,875,000	59,578	25,000	N/A	27,100,000	238,310	100,000	N/A
12/31/2021	97,875,000	70,755	25,000	N/A	27,100,000	283,020	100,000	N/A
12/31/2020	97,875,000	71,063	25,000	N/A	27,100,000	284,250	100,000	N/A
12/31/2019	97,875,000	70,545	25,000	N/A	27,100,000	282,180	100,000	N/A
12/31/2018	97,875,000	67,188	25,000	N/A	27,100,000	268,720	100,000	N/A

PIMCO New York Municipal Income Fund
1/1/2023 - 6/30/2023+	$41,025,000	$67,790	$25,000	N/A	N/A	N/A	$100,000	N/A
12/31/2022	41,025,000	66,640	25,000	N/A	N/A	N/A	100,000	N/A
12/31/2021	41,025,000	83,005	25,000	N/A	N/A	N/A	100,000	N/A
12/31/2020	41,025,000	82,318	25,000	N/A	N/A	N/A	100,000	N/A
12/31/2019	41,025,000	82,875	25,000	N/A	N/A	N/A	100,000	N/A
12/31/2018	41,025,000	78,545	25,000	N/A	N/A	N/A	100,000	N/A

	ARPS				RVMTP (5)
Selected Per Share Data for the Year Ended^:	Total Amount Outstanding	Asset Coverage per Preferred Share (1)	Involuntary Liquidating Preference per Preferred Share (2)	Average Market Value per ARPS (3)	Total Amount Outstanding	Asset Coverage per Preferred Share (1)	Involuntary Liquidating Preference per Preferred Share (2)	Average Market Value per RVMTP (4)

PIMCO New York Municipal Income Fund II
1/1/2023 - 6/30/2023+	$58,000,000	$57,988	$25,000	N/A	$14,900,000	$231,950	$100,000	N/A
12/31/2022	58,000,000	56,845	25,000	N/A	14,900,000	227,380	100,000	N/A
12/31/2021	58,000,000	66,323	25,000	N/A	21,000,000	265,290	100,000	N/A
12/31/2020	58,000,000	65,730	25,000	N/A	21,000,000	262,920	100,000	N/A
12/31/2019	58,000,000	66,003	25,000	N/A	21,000,000	264,010	100,000	N/A
12/31/2018	58,000,000	62,655	25,000	N/A	21,000,000	250,600	100,000	N/A

PIMCO New York Municipal Income Fund III
1/1/2023 - 6/30/2023+	$29,450,000	$58,320	$25,000	N/A	N/A	N/A	$100,000	N/A
12/31/2022	29,450,000	57,425	25,000	N/A	N/A	N/A	100,000	N/A
12/31/2021	29,450,000	69,808	25,000	N/A	N/A	N/A	100,000	N/A
12/31/2020	29,450,000	69,493	25,000	N/A	N/A	N/A	100,000	N/A
12/31/2019	29,450,000	70,100	25,000	N/A	N/A	N/A	100,000	N/A
12/31/2018	29,450,000	66,985	25,000	N/A	N/A	N/A	100,000	N/A

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
+	Unaudited
*	Annualized, except for organizational expense, if any.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Funds.
(b)	Per share amounts based on average number of common shares outstanding during the year or period.
(c)
The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions — Common Shares, in the Notes to Financial Statements for more information.

(d)	Auction Rate Preferred Shareholders (“ARPS”). See Note 13, Preferred Shares, in the Notes to Financial Statements for more information.
(e)
Total investment return is calculated assuming a purchase of a common share at the market price on the first day and a sale of a common share at the market price on the last day of each year or period reported. Dividends and distributions, if any, are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Funds’ dividend reinvestment plan. Total investment return does not reflect brokerage commissions in connection with the purchase or sale of Fund shares.

(f)
Calculated on the basis of income and expenses applicable to both common and preferred shares relative to the average net assets of common shareholders. The expense ratio and net investment income do not reflect the effects of dividend payments to preferred shareholders.

(g)
Ratio includes interest expense which primarily relates to participation in borrowing and financing transactions, interest paid to RVMTP shareholders and the amortization of debt issuance costs of RVMTP Shares. See Note 5, Borrowings and Other Financing Transactions and Note 13, Preferred Shares in the Notes to Financial Statements for more information.

1
“Asset Coverage per Preferred Share” means the ratio that the value of the total assets of the Fund, less all liabilities and indebtedness not represented by ARPS or RVMTP, bears to the aggregate of the involuntary liquidation preference of ARPS or RVMTP, expressed as a dollar amount per ARPS or RVMTP.

2
“Involuntary Liquidating Preference” means the amount to which a holder of ARPS or RVMTP would be entitled upon the involuntary liquidation of the Fund in preference to the Common Shareholders, expressed as a dollar amount per Preferred Share.

3
The ARPS have no readily ascertainable market value. Auctions for the ARPS have failed since February 2008, there is currently no active trading market for the ARPS and the Fund is not able to reliably estimate what their value would be in a third-party market sale. The liquidation value of the ARPS represents its liquidation preference, which approximates fair value of the shares less any accumulated unpaid dividends. See Note 13, Preferred Shares, in the Notes to Financial Statements for more information.

4
The RVMTP have no readily ascertainable market value. The liquidation value of the RVMTP represents its liquidation preference, which approximates fair value of the shares less any unamortized debt issuance costs. See Note 13, Preferred Shares, in the Notes to Financial Statements for more information.

5	Prior to July 14, 2021, RVMTP Shares were Variable Rate MuniFund Term Preferred Shares. See Note 13, Preferred Shares.

General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]
Investment Objective and Strategy Overview

PIMCO New York Municipal Income Fund’s investment objective is to seek to provide current income exempt from federal, New York State and New York City income tax.

Fund Insights at NAV

The following affected performance (on a gross basis) during the reporting period:

»	Exposure to the special tax sector contributed to performance, as the sector posted positive returns.

»	Exposure to the transportation sector contributed to performance, as the sector posted positive returns.

»	Exposure to the industrial revenue sector contributed to performance, as the sector posted positive returns.

»	There were no material detractors for this Fund.

Share Price [Table Text Block]
Fund Information
(as of June 30, 2023)
(1)

Market Price	$8.58

NAV	$8.93

Premium/(Discount) to NAV	(3.92)%

Market Price Distribution Rate (2)	4.69%

NAV Distribution Rate (2)	4.50%

Total Effective Leverage (3)	37.49%

Share Price	[1]	$ 8.58		$ 8.58
NAV Per Share	[1]	$ 8.93		$ 8.93
Latest Premium (Discount) to NAV [Percent]	[1]	(3.92%)
ARPS [Member]
Financial Highlights [Abstract]
Senior Securities Amount	[2]	$ 41,025,000	[3]	$ 41,025,000	[3]	$ 41,025,000	$ 41,025,000	$ 41,025,000	$ 41,025,000	$ 41,025,000
Senior Securities Coverage per Unit	[2],[4]	$ 67,790	[3]	$ 67,790	[3]	$ 66,640	$ 83,005	$ 82,318	$ 82,875	$ 78,545
Preferred Stock Liquidating Preference	[2],[5]	$ 25,000	[3]	25,000	[3]	25,000	25,000	25,000	25,000	25,000
Senior Securities Average Market Value per Unit	[2],[6]				[3]
RVMTP [Member]
Financial Highlights [Abstract]
Senior Securities Amount	[2],[7]		[3]		[3]
Senior Securities Coverage per Unit	[2],[4],[7]		[3]		[3]
Preferred Stock Liquidating Preference	[2],[5],[7]	$ 100,000	[3]	100,000	[3]	100,000	100,000	100,000	100,000	100,000
Senior Securities Average Market Value per Unit	[2],[7],[8]				[3]
Preferred Shares [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Securities [Table Text Block]
For the period ended June 30, 2023, the annualized dividend rates on the ARPS ranged from:

Fund Name	Shares Issued and Outstanding	High	Low	As of June 30, 2023
PIMCO Municipal Income Fund
Series A	1,310	7.118%	4.936%	6.725%
Series B	1,367	7.118%	4.936%	6.725%
Series C	1,294	7.118%	4.936%	6.725%
Series D	1,388	7.118%	4.936%	6.725%
Series E	1,309	6.773%	4.936%	6.537%

PIMCO Municipal Income Fund II
Series A	2,279	7.118%	4.936%	6.725%
Series B	2,577	7.118%	4.936%	6.725%
Series C	2,422	7.118%	4.936%	6.725%
Series D	2,300	7.118%	4.936%	6.725%
Series E	2,353	6.773%	4.936%	6.537%

PIMCO Municipal Income Fund III
Series A	1,018	7.118%	4.936%	6.725%
Series B	1,190	7.118%	4.936%	6.725%
Series C	1,350	7.118%	4.936%	6.725%
Series D	1,334	7.118%	4.936%	6.725%
Series E	1,296	6.773%	4.936%	6.537%

PIMCO California Municipal Income Fund
Series A	1,575	7.118%	4.936%	6.725%
Series B	1,547	7.118%	4.936%	6.725%
Series C	1,703	6.773%	4.936%	6.537%

PIMCO California Municipal Income Fund II
Series A	1,154	7.118%	4.936%	6.725%
Series B	879	7.118%	4.936%	6.725%
Series C	1,235	7.118%	4.936%	6.725%
Series D	926	7.118%	4.936%	6.725%
Series E	953	6.773%	4.936%	6.537%

PIMCO California Municipal Income Fund III
Series A	1,920	7.118%	4.936%	6.725%
Series B	1,995	7.118%	4.936%	6.725%

PIMCO New York Municipal Income Fund
Series A	1,641	7.118%	4.936%	6.725%

PIMCO New York Municipal Income Fund II
Series A	1,178	7.118%	4.936%	6.725%
Series B	1,142	6.773%	4.936%	6.537%

PIMCO New York Municipal Income Fund III
Series A	1,178	7.118%	4.936%	6.725%

Preferred Shares [Member] | Series A [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]				Series A
Outstanding Security, Held [Shares]				1,641
Common Shares [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]				Common Shares
Outstanding Security, Held [Shares]				18,978

[1]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Total return is not annualized for a “since launch” date of less than one year. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Total return, market price, NAV, market price distribution rate, and NAV distribution rate will fluctuate with changes in market conditions. Performance current to the most recent month-end is available at www.pimco.com or via (844) 33-PIMCO. Performance is calculated assuming all dividends and distributions are reinvested at prices obtained under the Fund’s dividend reinvestment plan. Performance does not reflect any brokerage commissions in connection with the purchase or sale of Fund shares. Performance of an index is shown in light of a requirement by the Securities and Exchange Commission that the performance of an appropriate broad-based securities market index be disclosed. However, the Fund is not managed to an index nor should the index be viewed as a “benchmark” for the Fund’s performance. The indexes are not intended to be indicative of the Fund’s investment strategies, portfolio components or past or future performance. Please see Additional Information Regarding the Funds for a description of the Fund’s principal investment strategies.
[2]	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
[3]	Unaudited
[4]	“Asset Coverage per Preferred Share” means the ratio that the value of the total assets of the Fund, less all liabilities and indebtedness not represented by ARPS or RVMTP, bears to the aggregate of the involuntary liquidation preference of ARPS or RVMTP, expressed as a dollar amount per ARPS or RVMTP.
[5]	“Involuntary Liquidating Preference” means the amount to which a holder of ARPS or RVMTP would be entitled upon the involuntary liquidation of the Fund in preference to the Common Shareholders, expressed as a dollar amount per Preferred Share.
[6]	The ARPS have no readily ascertainable market value. Auctions for the ARPS have failed since February 2008, there is currently no active trading market for the ARPS and the Fund is not able to reliably estimate what their value would be in a third-party market sale. The liquidation value of the ARPS represents its liquidation preference, which approximates fair value of the shares less any accumulated unpaid dividends. See Note 13, Preferred Shares, in the Notes to Financial Statements for more information.
[7]	Prior to July 14, 2021, RVMTP Shares were Variable Rate MuniFund Term Preferred Shares. See Note 13, Preferred Shares.
[8]	The RVMTP have no readily ascertainable market value. The liquidation value of the RVMTP represents its liquidation preference, which approximates fair value of the shares less any unamortized debt issuance costs. See Note 13, Preferred Shares, in the Notes to Financial Statements for more information.